Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth certain information with respect to Clear Channel Outdoor’s financial performance and the compensation actually paid to our principal executive officer (“PEO”) and the average compensation actually paid to our other NEOs for the years ended on December 31, 2023, 2022, 2021 and 2020.

Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (a)(b)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers (c)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (b)(c)		Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (e)	CCOH Plan Adjusted EBITDA (f)
							Total Shareholder Return (d)	Current Peer Group Total Shareholder Return (d)

2023	$4,754,224	$7,105,140	(g)	$1,842,585	$2,591,310	(g)	$64	$97	($308,816,000)	$571,374,441

2022	$5,962,621	($1,048,564)		$1,895,137	($1,099,639)		$37	$93	($94,388,000)	$632,587,236

2021	$6,234,771	$11,854,376		$2,880,092	$5,492,876		$116	$110	($433,120,000)	$496,603,373

2020	$4,537,958	$4,047,663		$1,676,961	$1,528,992		$58	$96	($600,226,000)	$162,508,046

(a)
The names of the PEO of the Company reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2023 and 2022, Mr. Wells, and (ii) for fiscal years 2021 and 2020, Mr. Christopher W. Eccleshare.

(b)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(c)
The names of each
non-PEO
NEO reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2023, Messrs. Coleman, Cochrane and Dilger and Ms. Feldman; (ii) for fiscal year 2022, Messrs. Coleman and Dilger and Ms. Feldman; and (iii) for fiscal years 2021 and 2020, Messrs. Wells, Coleman and Dilger and Ms. Feldman.

(d)
The Company’s TSR and the Company’s peer group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The peer group used to determine the Company’s peer group TSR for each applicable fiscal year is the same peer group that was used for purposes of disclosing our executive compensation benchmarking practices, as described in the section titled “Role of the Executive Compensation Peer Group.” In 2023, following the Compensation Committee’s decision to revise our peer group to include more technology-driven companies whose business model and strategy are more technology-centric, we added three new peers (Criteo S.A., Yelp, Inc and Ziff Davis, Inc). The table below reports the TSR for each applicable fiscal year for our peer group used in fiscal year 2022.

	Total Shareholder Return	Previous Peer Group Total Shareholder Return

2023	$64	$96

2022	$37	$93

2021	$116	$107

2020	$58	$95

(e)	Represents the amount of consolidated net income (loss) reflected in the Company’s audited financial statements for each applicable fiscal year.

(f)
We have selected CCOH Plan Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023. CCOH Plan Adjusted EBITDA is the adjusted EBITDA amount used for executive bonus calculations, which excludes bonus expense. Below is a reconciliation of consolidated net loss to CCOH Plan Adjusted EBITDA for fiscal years 2020, 2021, 2022 and 2023.

(in thousands)	2023	2022 (1)	2021 (1)	2020 (1)

Consolidated net loss	$(308,816)	$(94,388)	$(433,120)	$(600,226)

Loss from discontinued operations	$151,709	—	—	—

Income tax expense (benefit)	$(17,217)	$(71,832)	$(34,528)	$(58,006)

Other expense (income), net	$(6,403)	$35,079	$(1,762)	$170

Loss/(gain) on extinguishment of debt	$(3,817)	—	$102,757	$5,389

Interest expense, net	$421,434	$362,680	$350,457	$360,259

Other operating expense (income), net	$11,769	$2,386	$(627)	$(53,614)

Impairment charges	—	$39,546	$118,950	$150,400

Depreciation and amortization	$241,828	$253,809	$253,155	$269,421

Share-based compensation	$20,330	$21,148	$19,398	$13,235

Restructuring and other costs	$24,399	$16,244	$47,840	$32,942

Adjusted EBITDA	$535,216	$564,672	$422,520	$119,970

Bonus Expense	$41,541	$53,035	$65,605	$16,281

FX Impact / Other	$(5,004)	$14,881	$8,478	$(358)

Divested Businesses (add back loss)	$(379)	—	—	$26,615

CCOH Plan Adjusted EBITDA	$571,374	$632,587	$496,603	$162,508

(1)	These years are presented based on historical financial statements prior to the application of discontinued operations during 2023 related to the sale of our Europe-South segment.

(g)
For fiscal year 2023, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs

Total Compensation Reported in 2023 Summary Compensation Table	$4,754,224	$1,842,585

Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	($2,675,832)	($807,629)

Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	$3,842,140	$1,157,071

Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$917,364	$265,782

Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	$—	$—

Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	$267,244	$133,501

Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—

Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—

Total Adjustments	$2,350,916	$748,725

Compensation Actually Paid for Fiscal Year 2023	$7,105,140	$2,591,310

Company Selected Measure Name	CCOH Plan Adjusted EBITDA
Named Executive Officers, Footnote	The names of each
non-PEO
	NEO reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2023, Messrs. Coleman, Cochrane and Dilger and Ms. Feldman; (ii) for fiscal year 2022, Messrs. Coleman and Dilger and Ms. Feldman; and (iii) for fiscal years 2021 and 2020, Messrs. Wells, Coleman and Dilger and Ms. Feldman.
Peer Group Issuers, Footnote	The Company’s TSR and the Company’s peer group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
	The peer group used to determine the Company’s peer group TSR for each applicable fiscal year is the same peer group that was used for purposes of disclosing our executive compensation benchmarking practices, as described in the section titled “Role of the Executive Compensation Peer Group.” In 2023, following the Compensation Committee’s decision to revise our peer group to include more technology-driven companies whose business model and strategy are more technology-centric, we added three new peers (Criteo S.A., Yelp, Inc and Ziff Davis, Inc). The table below reports the TSR for each applicable fiscal year for our peer group used in fiscal year 2022.
PEO Total Compensation Amount	$ 4,754,224	$ 5,962,621	$ 6,234,771	$ 4,537,958
PEO Actually Paid Compensation Amount	$ 7,105,140	(1,048,564)	11,854,376	4,047,663
Adjustment To PEO Compensation, Footnote
(g)
For fiscal year 2023, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs

Total Compensation Reported in 2023 Summary Compensation Table	$4,754,224	$1,842,585

Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	($2,675,832)	($807,629)

Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	$3,842,140	$1,157,071

Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$917,364	$265,782

Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	$—	$—

Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	$267,244	$133,501

Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—

Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—

Total Adjustments	$2,350,916	$748,725

Compensation Actually Paid for Fiscal Year 2023	$7,105,140	$2,591,310

Non-PEO NEO Average Total Compensation Amount	$ 1,842,585	1,895,137	2,880,092	1,676,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,591,310	(1,099,639)	5,492,876	1,528,992
Adjustment to Non-PEO NEO Compensation Footnote
(g)
For fiscal year 2023, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation
S-K:

	PEO	Average Non-PEO NEOs

Total Compensation Reported in 2023 Summary Compensation Table	$4,754,224	$1,842,585

Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	($2,675,832)	($807,629)

Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	$3,842,140	$1,157,071

Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$917,364	$265,782

Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	$—	$—

Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	$267,244	$133,501

Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—

Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—

Total Adjustments	$2,350,916	$748,725

Compensation Actually Paid for Fiscal Year 2023	$7,105,140	$2,591,310

Compensation Actually Paid vs. Total Shareholder Return
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO
NEOs is generally aligned with the Company’s TSR over the four years presented in the table. This is because a significant portion of the ‘compensation actually paid’ to the PEO and to the non-PEO
NEOs is comprised of equity awards. As described in more detail in the section titled “Supporting Our
Pay-for-Performance
Philosophy”, approximately 57% and 44% (averaged) of the value of total compensation awarded to the PEO and non-PEO
NEOs in 2023, respectively, was comprised of equity a
wards.

Compensation Actually Paid vs. Net Income
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO
NEOs is generally aligned with the Company’s net income (loss) between 2020 and 2021. Although our net loss decreased during 2022 and increased slightly during 2023, the ‘compensation actually paid’ to our PEO and non-PEO
NEOs decreased in 2022 and increased in 2023 because a significant portion of their ‘compensation actually paid’ is comprised of equity awards, which decreased in value during 2022 and increased in 20
23.

Compensation Actually Paid vs. Company Selected Measure
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO
NEOs is generally aligned with CCOH Plan Adjusted EBITDA used for bonus purposes between 2020 and 2021. Although our CCOH Plan Adjusted EBITDA increased during 2022 and decreased during 2023, the ‘compensation actually paid’ to our PEO and non-PEO
NEOs decreased in 2022 and increased in 2023 because a significant portion of their ‘compensation actually paid’ is comprised of equity awards, which decreased in value during 2022 and increased in 20
23.

Total Shareholder Return Vs Peer Group
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO
NEOs is generally aligned with the Company’s TSR over the four years presented in the table. This is because a significant portion of the ‘compensation actually paid’ to the PEO and to the non-PEO
NEOs is comprised of equity awards. As described in more detail in the section titled “Supporting Our
Pay-for-Performance
Philosophy”, approximately 57% and 44% (averaged) of the value of total compensation awarded to the PEO and non-PEO
NEOs in 2023, respectively, was comprised of equity a
wards.

Tabular List, Table
Tabular List
The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023. The performance measures included in this table are not ranked by relative importance.

Tabular List
Overall CCOH Plan Adjusted EBITDA
Europe Division Plan Adjusted EBITDA
Company TSR Relative to S&P 600
Company Stock Price

Total Shareholder Return Amount	$ 64	37	116	58
Peer Group Total Shareholder Return Amount	97	93	110	96
Net Income (Loss)	$ (308,816,000)	$ (94,388,000)	$ (433,120,000)	$ (600,226,000)
Company Selected Measure Amount	571,374,441	632,587,236	496,603,373	162,508,046
PEO Name	Mr. Wells	Mr. Wells	Mr. Christopher W. Eccleshare	Mr. Christopher W. Eccleshare
Previous Peer Group Total Shareholder Return	$ 96	$ 93	$ 107	$ 95
Measure:: 1
Pay vs Performance Disclosure
Name	Overall CCOH Plan Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Europe Division Plan Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Company TSR Relative to S&P 600
Measure:: 4
Pay vs Performance Disclosure
Name	Company Stock Price
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,350,916
PEO | Grant Date Fair Value of Stock and Option Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,675,832)
PEO | YearEnd Fair Value of Awards Granted that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,842,140
PEO | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior YearEnd to YearEnd) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	917,364
PEO | Vesting Date Fair Value of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value of Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,244
PEO | Prior YearEnd Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dollar Value of Dividends or other Earnings Paid on Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	748,725
Non-PEO NEO | Grant Date Fair Value of Stock and Option Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(807,629)
Non-PEO NEO | YearEnd Fair Value of Awards Granted that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,157,071
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior YearEnd to YearEnd) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,782
Non-PEO NEO | Vesting Date Fair Value of Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,501
Non-PEO NEO | Prior YearEnd Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dollar Value of Dividends or other Earnings Paid on Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0